Other Balance Sheets Components - Other non-current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Investment-related deposits	$ 325,895	$ 373,252
Loans to and interest receivable from other related parties	755,762	898,422
Deferred tax assets	43,262	39,989
Others	36,889	30,269
Related party | Loans to and interest receivable
Loans to and interest receivable from other related parties	$ 349,716	$ 454,912